Expense Example - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2025 USD ($)
HAWAIIAN TAX-FREE TRUST CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 397
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,466
HAWAIIAN TAX-FREE TRUST CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	1,669
HAWAIIAN TAX-FREE TRUST CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	944
HAWAIIAN TAX-FREE TRUST CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 955